Senior Debentures and Innovative Capital Instruments - Innovative Capital Instruments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 700
Sun Life ExchangEable Capital Securities
Disclosure of detailed information about borrowings [line items]
Borrowings	699	CAD 698
Sun Life Capital Trust SLEECS B
Disclosure of detailed information about borrowings [line items]
Principal amount	200
Sun Life Capital Trust II SEECS 2009-1
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 500
Annual Yield | Sun Life Capital Trust SLEECS B
Disclosure of detailed information about borrowings [line items]
Annual yield	7.093%
Annual Yield | Sun Life Capital Trust II SEECS 2009-1
Disclosure of detailed information about borrowings [line items]
Annual yield	5.863%
Government of Canada Bond Yield | Sun Life Capital Trust II SEECS 2009-1
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%
Five-year Government of Canada Bond Yield | Sun Life Capital Trust II SEECS 2009-1
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.40%
Tier 1 Capital | Sun Life ExchangEable Capital Securities
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 699	CAD 698
Non-Cumulative Perpetual Preferred Shares | Sun Life ExchangEable Capital Securities
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, number of equity instruments (in shares)	40
Non-Cumulative Perpetual Preferred Shares | Sun Life Capital Trust SLEECS B
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, number of equity instruments (in shares)	40
Borrowings, Redemption Period One | Government of Canada Bond Yield | Sun Life Capital Trust II SEECS 2009-1
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.60%
Borrowings, Redemption Period Two | Government of Canada Bond Yield | Sun Life Capital Trust II SEECS 2009-1
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.20%